Document and Entity Information	3 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	AMERICAN POWER CORP.
Entity Central Index Key	0001436174
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (Unaudited) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 261,067	$ 629,857	$ 520,852
Prepaids and deposit	10,212	17,753	6,324
Advances to related party	0	0	18,416
TOTAL CURRENT ASSETS	271,279	647,610	545,592
LONG TERM ASSETS
Mineral property	2,670,500	2,670,500	2,670,500
Reclamation bond	125,108	92,876	0
Equipment - net	2,908	3,218	4,480
Website - net	23,863	26,297	28,297
TOTAL LONG TERM	2,822,379	2,792,891	2,703,277
TOTAL ASSETS	3,093,658	3,440,501	3,248,869
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	235,312	241,637	18,728
Promissory notes, current portion	462,500	431,250	600,000
TOTAL CURRENT LIABILITIES	697,812	672,887	618,728
LONG TERM LIABILITIES
Promissory notes, net of current portion, net of debt discount of $698,629 ($777,442 - September 30, 2011 and $1,105,729 - September 30, 2010)	1,738,871	1,691,308	1,794,271
TOTAL LONG TERM LIABILITIES	1,738,871	1,691,308	1,794,271
TOTAL LIABILITIES	2,436,683	2,364,195	2,412,999
STOCKHOLDERS' EQUITY
Capital stock Authorized 500,000,000 shares of common stock, $0.001 par value. Issued and outstanding 96,429,358 shares of common stock (92,952,085 September 30, 2011 and 90,480,000 September 30, 2010)	96,428	92,951	90,480
Additional paid in capital	3,843,560	2,957,037	528,098
Stock payable	20,000	867,500	1,106,410
Accumulated deficit during exploration stage	(3,303,013)	(2,841,182)	(889,118)
TOTAL STOCKHOLDERS' EQUITY	656,975	1,076,306	835,870
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,093,658	$ 3,440,501	$ 3,248,869

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Liabilities
Debt discount on promissory notes, net	$ 698,629	$ 777,442	$ 1,105,729
Stockholders Equity
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	500,000,000	500,000,000	500,000,000
Common stock, Issued	96,429,358	92,952,085	90,480,000
Common stock, outstanding	96,429,358	92,952,085	90,480,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
REVENUES
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total revenues	0	0	0	0	0	0
EXPENSES
Office and general	40,255	41,940	261,032	91,427	358,384	398,639
Management fees	80,000	292,500	802,500	0	1,001,164	1,081,164
Professional fees	47,778	22,276	119,291	258,613	210,142	257,920
Gain on debt forgiveness	0	0	0	(8,000)	(8,000)	(8,000)
Exploration costs	214,985	15,107	440,894	0	440,894	655,879
Total expenses	(383,018)	(371,823)	(1,623,717)	(342,040)	(2,002,584)	(2,385,602)
OTHER EXPENSE
Interest expense	(78,813)	(88,492)	(328,347)	(197,374)	(525,721)	(604,534)
Loss on debt settlement	0	0	0	(237,807)	(237,807)	(237,807)
Total other expenses	(78,813)	(88,492)	(328,347)	(435,181)	(763,528)	(842,341)
NET LOSS	$ (461,831)	$ (460,315)	$ (1,952,064)	$ (777,221)	$ (2,766,112)	$ (3,227,943)
BASIC LOSS PER COMMON SHARE	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	93,670,217	91,042,888	92,125,873	88,689,041

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Subscription Arrangement [Member]	Stock Payable	Accumulated Deficit During The Exploration Stage	Total
Beginning Balance, Amount at Sep. 30, 2009	$ 87,380	$ 0	$ 0	$ 0	$ (111,897)	$ (24,517)
Beginning Balance, Shares at Sep. 30, 2009	87,380,000
Forgiveness of debt by former director		16,198				16,198
Common Stock, issued for mineral property at $0.05 per share April 9, 2010, Shares	2,300,000
Common Stock, issued for mineral property at $0.05 per share April 9, 2010, Amount	2,300	112,700				115,000
Common stock issued for cash at $0.50per share June 25, 2010, Shares	800,000
Common stock issued for cash at $0.50per share June 25, 2010, Amount	800	399,200				400,000
Common stock to be issued on debt totalling $208,603 (including interest of $8,603) conversion at $0.50 per share September 10, 2010				446,410		446,410
Common stock to be issued for services at $0.96 per share at September 30, 2010				160,000		160,000
Private placement received in advance				500,000		500,000
Net loss					(777,221)	(777,221)
Ending Balance, Amount at Sep. 30, 2010	90,480	528,098	0	1,106,410	(889,118)	835,870
Ending Balance, Shares at Sep. 30, 2010	90,480,000
Common stock issued for 595,238 units at $0.84 per unit on October 5, 2010, Shares	595,238
Common stock issued for 595,238 units at $0.84 per unit on October 5, 2010, Amount	595	499,405		(500,000)
Common stock issued for 449,438 units at $0.89 per unit on January 25, 2011, Shares	449,438
Common stock issued for 449,438 units at $0.89 per unit on January 25, 2011, Amount	449	399,551				400,000
Common stock issued for 510,204 units at $0.98 per unit on February 23, 2011, Shares	510,204
Common stock issued for 510,204 units at $0.98 per unit on February 23, 2011, Amount	510	499,490				500,000
Common stock issued for stock payable on April 5, 2011, Shares	417,205
Common stock issued for stock payable on April 5, 2011, Amount	417	445,993		(446,410)
Common stock issued for services on April 5, 2011 , 250,000 shares vested on October 31, 2010 and 250,000 shares vested on January 31, 2011, Shares	500,000
Common stock issued for services on April 5, 2011 , 250,000 shares vested on October 31, 2010 and 250,000 shares vested on January 31, 2011, Amount	500	584,500		(160,000)		425,000
Common stock to be issued for 2,727,273 units at $0.22 per unit on August 9, 2011				600,000		600,000
Common stock to be issued for services at September 30, 2011				267,500		267,500
Net loss					(1,952,064)	(1,952,064)
Ending Balance, Amount at Sep. 30, 2011	92,951	2,957,037	0	867,500	(2,841,182)	1,076,306
Ending Balance, Shares at Sep. 30, 2011	92,952,085
Common stock issued for stock payable on December 12, 2011, shares	2,727,273
Common stock issued for stock payable on December 12, 2011, amount	2,727	597,273		(600,000)
Common stock issued for services on December 12, 2011 , 250,000 shares vested on April 30, 2011, 250,000 shares vested on July 31,2011 and 250,000 shares vested on October 31, 2011, shares	750,000
Common stock issued for services on December 12, 2011 , 250,000 shares vested on April 30, 2011, 250,000 shares vested on July 31, 2011 and 250,000 shares vested on October 31, 2011, amount	750	289,250		(267,500)		22,500
Common stock to be issued for services at December 31, 2011				20,000		20,000
Net loss					(461,831)	(461,831)
Ending Balance, Amount at Dec. 31, 2011	$ 96,428	$ 3,843,560		$ 20,000	$ (3,303,013)	$ 656,975
Ending Balance, Shares at Dec. 31, 2011	96,429,358

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (461,831)	$ (460,315)	$ (1,952,064)	$ (777,221)	$ (2,766,112)	$ (3,227,943)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,744	2,784	11,016	3,371	14,387	17,131
Stock-based compensation	42,500	265,000	692,500	160,000	852,500	895,000
Accretion of debt discount	78,813	88,493	328,287	197,374	525,661	604,474
Gain on debt settlement	0	0	0	(8,000)	(8,000)	(8,000)
Loss on extinguishment of debt	0	0	0	237,807	237,807	237,807
(Increase) decrease in prepaid expenses	7,541	(51,226)	(11,429)	(6,324)	(17,753)	(10,212)
Decrease (Increase) in advances to related party	0	12,689	18,416	(18,416)	0	0
(Decrease) increase in accounts payable and accrued liabilities	(6,325)	(5,050)	222,909	13,472	249,637	243,312
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(336,558)	(147,625)	(690,365)	(197,937)	(911,873)	(1,248,431)
CASH FLOWS FROM INVESTING ACTIVITIES
Website	0	(5,890)	(7,754)	(31,191)	(38,945)	(38,945)
Equipment	0	0	0	(4,957)	(4,957)	(4,957)
Mineral property	0	0	0	(350,000)	(350,000)	(350,000)
Reclamation bond	(32,232)	0	(92,876)	0	(92,876)	(125,108)
NET CASH USED IN INVESTING ACTIVITIES	(32,232)	(5,890)	(100,630)	(386,148)	(486,778)	(519,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	0	1,500,000	900,000	2,412,310	2,412,310
Loans from related party	0	0	0	4,790	16,198	16,198
Proceeds from notes payable	0	0	0	200,000	200,000	200,000
Payment on promissory note	0	(200,000)	(600,000)	0	(600,000)	(600,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	0	(200,000)	900,000	1,104,790	2,028,508	2,028,508
NET INCREASE ( DECREASE) IN CASH	(368,790)	(353,515)	109,005	520,705	629,857	261,067
CASH, BEGINNING OF PERIOD	629,857	520,852	520,852	147
CASH, END OF PERIOD	261,067	167,337	629,857	520,852	629,857	261,067
Supplemental cash flow information and noncash financing activities:
Common stock payable for property acquisition		0		115,000	115,000	115,000
Promissory notes issued for property	0	0	0	2,405,500	2,405,500	2,405,500
Forgiveness of debt by former director		0		16,198	16,198	16,198
Common stock issued to satisfy common stock payable	867,500	500,000	1,106,410	0	1,106,410	1,973,910
Conversion of debt totalling $208,603, (including interest of $8,603) for common stock	$ 0	$ 0	$ 0	$ 446,410	$ 446,410	$ 464,410

Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Interest on Debt converted for common stock	$ 0	$ 0	$ 0	$ 8,603	$ 8,603	$ 8,603

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

American Power Corp. (the “Company”) was originally organized as Teen Glow Makeup, Inc. under the laws of the State of Nevada on August 7, 2007.  On April 30, 2010 the Company changed its name to American Power Corp.  The Company is in exploration stage and has incurred losses since inception of $2,841,182.  The Company is An Exploration Stage Enterprise, as defined in FASB ASC 915-10 “Development Stage Entities”.  During the year ended September 30, 2010, the Company decided to redirect its business focus toward coal, oil and natural gas exploration and development.

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-K.

FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
FINANCIAL STATEMENTS

NOTE 1 –FINANCIAL STATEMENTS

Pursuant to the rules and regulations of the Securities and Exchange Commission for Form 10-Q, the financial statements, footnote disclosures and other information normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted. The financial statements contained in this report are unaudited but, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments necessary for a fair presentation of the financial statements.  The results of operations for any interim period are not necessarily indicative of results for the full year. The balance sheet at September 30, 2011 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.

GOING CONCERN	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
GOING CONCERN

NOTE 2 – GOING CONCERN

The Company’s financial statements as of December 31, 2011 have been prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. For the three months ended December 31, 2011, and from inception (August 7, 2007) to December 31, 2011, the Company had a net loss of $461,831 and $3,227,943, respectively.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Stock based compensation

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC Topic 505 “Equity-Based Payments to Non-Employees”, which requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock or options or the fair value of the services on the grant date, whichever is more readily determinable in accordance with ASC Topic 505.

Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

Use of Estimates and Assumptions

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Net Loss per Share

Basic loss per share includes no dilution and is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding for the period.  Dilutive loss per share reflects the potential dilution of securities that could share in the losses of the Company.  The Company does not have any potentially dilutive securities, therefore the accompanying presentation is only of basic loss per share.

Fair Value of Financial Instruments

The carrying amounts of the financial instruments, including cash and cash equivalents, accounts payable, and accrued liabilities, approximate fair value due to the short maturities of these financial instruments. The notes payable are also considered financial instruments whose carrying amounts approximate fair values.

Fixed Assets

Fixed assets are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

The Company’s fixed assets consist of computer equipment, which is valued at cost and depreciated using the straight-line method over a period of four years.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements present the balance sheets, statements of operations, stockholders’ equity (deficit) and cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with accounting principles generally accepted in the United States.

Going Concern

The Company’s financial statements as of September 30, 2011 have been prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. For the years ended September 30, 2011 and 2010 the Company had a net loss of $1,952,064 and $777,221, respectively.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Stock based compensation

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC Topic 505 “Equity-Based Payments to Non-Employees”, which requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock or options or the fair value of the services on the grant date, whichever is more readily determinable in accordance with ASC Topic 505.

Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

Financial Instruments

ASC 825, Financial Instruments requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data of the fair value of the assets or liabilities.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and accrued liabilities, and promissory notes.

Pursuant to ASC 825, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of cash, accounts payable and accrued liabilities, and other payables approximate their current fair values because of their nature and respective relatively short maturity dates or durations. Notes payable and loans payable approximate current fair value because interest is payable at market rates.

Use of Estimates and Assumptions

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Net Loss per Share

Basic loss per share includes no dilution and is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding for the period.  Dilutive loss per share reflects the potential dilution of securities that could share in the losses of the Company.  Because the Company does not have any potentially dilutive securities, the accompanying presentation is only of basic loss per share.

Fixed Assets

Fixed assets are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

The Company’s fixed assets consist of computer equipment, which is valued at cost and depreciated using the straight-line method over a period of four years.

Website Development Costs

Costs incurred in developing and maintaining a website are charged to expense when incurred for the planning, content population, and administration or maintenance of the website. All development costs for the application, infrastructure, and graphics development are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Capitalized costs are amortized using the straight-line method over a four year estimated economic life. For the years ended September 30, 2011 and September 30, 2010, the company recorded Website amortization of $9,754 and $2,894, respectively, and net Website asset of $26,297 and $28,297, respectively.

Revenue Recognition

Coal, oil, and natural gas revenues are recorded using the sales method, whereby the Company recognizes coal, oil and natural gas revenue based on the amount of coal, oil, and gas sold to purchasers, when title passes, the amount is determinable, and collection is reasonably assured.  Actual sales of coal, oil, and natural gas are based on sales, net of the associated volume charges for processing fees and for costs associated with delivery, transportation, marketing, and royalties in accordance with industry standards.  Operating costs and taxes are recognized in the same period in which revenue is earned.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances.  Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.  As of September 30, 2011, the Company had net operating loss carryforwards; however, due to the uncertainty of realization, the Company has provided a full valuation allowance for the deferred tax assets resulting from these loss carryforwards.

Mineral Property Costs

The Company has not yet realized any revenues from its planned operations.  It is primarily engaged in the acquisition and exploration of mining and coal properties.  Mineral property exploration costs are charged to operations as incurred.  When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property, are capitalized.  Such costs will be depleted using the units-of-production method over the estimated life of the probable reserve.

Although the Company has taken steps to verify title to mineral and coal properties in which it has an interest, according to the usual industry standards for the stage of exploration of such properties, these procedures do not guarantee the Company’s title.  Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the fourth quarter of fiscal 2011, or which are expected to impact future periods, which were not already adopted and disclosed in prior periods.

FIXED ASSETS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
FIXED ASSETS

NOTE 3 – FIXED ASSETS

The Company’s fixed assets consist of computer equipment which is valued at cost and depreciated using the straight-line method over four years as follows:

			Sept. 30,	Sept. 30,
		Accumulated	2011	2010
	Cost	Amortization	Net	Net

Computer equipment	$4,956	$1,738	$3,218	$4,480

Depreciation of $1,262 and $477 is included in general and administrative expenses in the statement of operations for the years ended September 30, 2011 and 2010, respectively.

LOANS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
LOANS

NOTE 4 – LOANS

On April 6, 2010, the Company obtained a loan in the amount of $200,000, bearing interest of 10% per annum from Black Sands Holdings, Ltd.  On September 10, 2010 the Company agreed to enter into a debt to equity conversion as a means of settling the outstanding loan amount of $208,603 by issuing 417,205 shares. The fair value of the shares was $446,410, of which $237,807 was recognized as a loss on debt settlement.

COAL AND OTHER MINERAL PROPERTIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
COAL AND OTHER MINERAL PROPERTIES

NOTE 5 – COAL AND OTHER MINERAL PROPERTIES

On March 31, 2010, the Company entered into a series of agreements to acquire all the mineral, oil and gas rights of a mineral property located in Judith Basin County, Montana for a total consideration of $2,670,500.

On March 31, 2010, the Company, Future Gas Holdings, Ltd. (“Future Gas”) and JBM Energy Company, LLC (“JBM”) entered into an Assignment of Coal Agreement (“Assignment”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all coal mineral rights owned by JBM under a Coal Buy and Sell Agreement (“Agreement”) dated February 4, 2010. Pursuant to the Assignment and Agreement, the Company paid in cash $150,000 to JBM and signed a 5% promissory note with a face value of $1,750,000 (“Promissory Note 1”) to JBM. During the first 2 years, the note carries no interest. On July 9, 2010 and January 9, 2011 additional cash payments of $200,000 and $200,000, respectively, was paid towards Promissory Note 1.  An additional amount of $100,000 is to be paid 90 days following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Interest only payments on the $1,250,000 balance shall be made quarterly during the third and fourth years, starting July 9, 2012.  Starting July 9, 2014, the principal balance of $1,250,000 shall be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment. The promissory note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of coal properties.   Accordingly, the Company imputed a discount of $613,812 at a market interest rate of 16% in accordance FASB ASC 835,”Interest”.  Should the Company make all necessary payments as indicated, up until April 9, 2012 and completes the Reserve Study and Mining Plan as anticipated in the agreement, but defaults on the $1,250,000 balance, the coal property will be returned to JBM and the Company will receive a 40% equity interest in JBM and the $1,250,000 balance will be cancelled.  Otherwise, if the Company defaults on Promissory Note 1, JBM at its option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2011, Promissory Note 1 is presented net of unamortized debt discount of $381,808 (2010 - $528,906). Under the Coal Buy Sell Agreement, JBM will be paid a royalty of $0.25 per ton on all coal when and as mined from the coal property.

On March 31, 2010, the Company, Future Gas Holdings, Ltd. (“Future Gas”) and Russell B. Pace, Jr. (“Pace”) entered into an Assignment and Assumption of Mineral Agreement to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all mineral rights (except coal), oil and gas rights owned by Pace under a Mineral Buy and Sell Agreement dated February 4, 2010.  Pursuant to the Mineral Buy and Sell Agreement, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share), signed a 5% promissory note with a face value of $1,950,000 (“Promissory Note 2”). On October 9, 2010 and April 9, 2011 additional cash payments of $200,000 and $200,000, respectively, was paid towards Promissory Note 2. Additional amounts of $100,000 and $200,000 are to be paid 90 days and 180 days, respectively, following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Interest only payments on the $1,250,000 balance shall be made quarterly during the third and fourth years, starting July 9, 2012. Starting, July 9, 2014, the principal balance of $1,250,000 shall be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment. The promissory note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of mineral, oil and gas properties.   Accordingly, the Company imputed a discount of $680,688 at a market interest rate of 16% in accordance FASB ASC 835, “Interest”.  If the Company defaults on Promissory Note 2, Pace at his option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2011, Promissory Note 2 is presented net of unamortized debt discount of $395,634 (2010 - $576,823).  Under the Mineral Buy Sell Agreement, Pace is due a royalty equal to 20% of all royalties and other payments received by the Company as a result of any lease of the of the mineral property conveyed and 20% of all net cash proceeds and/or other consideration received by the Company from the sale or disposal of the mineral, oil and gas property.

Furthermore, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Future Gas for the assignment of such agreements.

On April 9, 2010, the Company agreed to issue 300,000 common shares of common stock valued at $15,000 ($0.05 per share), to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

Pursuant to a Consulting Agreement dated as of February 4, 2010 between Pace and Future Gas assigned to the Company on March 31, 2010, Pace agreed to provide consulting services to Future Gas concerning the coal property conveyed to Future Gas by JBM in the Coal Buy and Sell Agreement, and other minerals conveyed to Future Gas by Pace in the Mineral Buy and Sell Agreement.  Future Gas agreed to pay Pace $5,000 on the first day of the month following the closing date of the Coal Buy and Sell Agreement and on the first day of each following month during for a period of one year subject to the option of Pace to extend this Consulting Agreement for two successive one year terms. Pace's rights to further compensation under this Consulting agreement will terminate upon termination of the Coal Buy and Sell Agreement by either party as authorized under said Coal Buy and Sell Agreement.  Pace agreed to make himself available to perform consulting services for Future Gas for 5 days during each paid month.  Future Gas had the option to require Pace to perform consulting services for an additional 5 days during each paid month for an additional $1,000 per each additional day.  If Future Gas required more than 10 days per paid month, Pace had the option to decline or if accepted, Future Gas agreed to pay Pace $500 per each additional day. The Consulting Agreement is for services received by the Company after the purchase of the mineral property and is accounted for as an expense in the statements of operations.

RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

NOTE 4 - RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the first quarter of fiscal 2012, or which are expected to impact future periods, which were not already adopted and disclosed in prior periods.

CAPITAL STOCK	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
CAPITAL STOCK

NOTE 5 - CAPITAL STOCK

On December 12, 2011, the Company issued a total of 2,727,273 shares to Black Sands Holding Inc. These shares were previously recorded as stock payable on September 30, 2011.

On December 12, 2011, the Company issued a total of 750,000 shares to Mr. Alvaro Valencia, CEO and Director of the Company, under the Independent Consulting Agreement between the Company and CEO. These shares were previously recorded as stock payable on September 30, 2011.

During the quarter ended December 31, 2011, the Company recorded $42,500 for stock-based compensation payable related to 250,000 shares of common stock earned by Mr. Alvaro Valencia, CEO and Director of the Company.  On October 31, 2011, under the Independent Consultant Agreement between the Company and the CEO, 250,000 shares of common stock vested and were valued based on the closing price of our shares of common stock on October 31, 2011.  At September 30, 2011 and December 31, 2011, 166,667 shares of common stock were recorded in stock payable on the balance sheet at an estimated value based on the closing price of our shares of common stock at September 30, 2011 and December 31, 2011, respectively.

NOTE 6 - CAPITAL STOCK

The Company’s capitalization is 500,000,000 shares of common stock with a par value of $0.001 per share.  No preferred shares have been authorized or issued.

On August 13, 2007, a former director purchased 44,200,000 shares of the common stock in the Company for $8,500, recognizing a loss of $35,700. During July and August 2008, the Company sold 43,180,000 shares for $3,810, recognizing a loss of $39,370.

On January 25, 2010, a former director forgave a loan in the amount of $16,198 which was owed to the director by the Company.

On January 25, 2010, the Company announced a change in control of the Company.  Johannes Petersen, a director of the Company acquired 98.63% of the issued and outstanding shares of stock of the Company from Pamela Hutchinson and Andrea Mizuhima pursuant to the terms and conditions of two Agreements for the Purchase of Common Stock, dated November 20, 2009.

On April 9, 2010, as a result of the execution of the Mineral Buy and Sell Agreement, the Company was obligated to issue 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Russell B. Pace, Jr. The shares were issued on August 27, 2010.

On April 9, 2010, the Company agreed to issue 300,000 common shares valued at $15,000 ($0.05 per share) to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

On April 9, 2010, the Company agreed to issue 1,000,000 shares of common stock valued at $50,000 ($0.05 per share) to JBM Energy Company, LLC in lieu of a $50,000 cash payment due under a Coal Buy and Sell Agreement.  The shares were issued on August 27, 2010.

Effective April 30, 2010, the President and Chairman of the Board entered into an agreement with the Company whereby 2,845,800,000 shares of the outstanding common stock of the Company were canceled and returned to the pool of the Company’s authorized and unissued shares of common stock. Since the shares under this agreement have been cancelled without the exchange of consideration to reduce number of shares outstanding, the Company considered the change in capital structure from the cancellation agreement in substance a reverse stock split.  In accordance with SAB Topic 4-C, the Company recorded the cancellation retroactively as a reduction to the par value of common stock with a corresponding increase to additional paid-in capital.

Effective April 30, 2010, the Board of Directors authorized a 340 for 1 forward stock split on the issued shares of common stock.  The authorized number of shares of common stock was increased from 75,000,000 to 500,000,000 shares with a par value of $0.001.   All references in the accompanying financial statements to the number of common shares have been restated to reflect the forward stock split.

On June 30, 2010, the Company closed a private placement consisting of 800,000 shares of common stock at a purchase price of $0.50 per share, for gross proceeds of $400,000.

On August 1, 2010, the Company entered into an independent consultant agreement with CEO and Director Alvaro Valencia in which Mr. Valencia is entitled to receive over a period of 4 years, up to an aggregate amount of 4,000,000 of restricted shares of the Company’s common stock. The shares are to vest and be issued at the end of each three month period. As of September 30, 2011, Mr. Valencia had earned a total of 1,166,667 shares valued at $852,500, of which 166,667 shares valued at $160,000 had been recognized as compensation expense as of September 30, 2010  and  1,000,000 shares valued at $692,500 had been recognized as compensation expense as of September 30, 2011. A total of 500,000 shares were issued to Mr. Valencia on April 5, 2011 and the additional 666,667 were issued subsequent to September 30, 2011.

On September 10, 2010, the Company agreed to enter into a debt to equity conversion as a means of settling the outstanding loan and interest amount of $208,603 by issuing 417,205 shares. The fair value of the shares was $446,410, of which $237,807 was recognized as a loss on debt settlement in the statements of operations.

As of September 30, 2010, the Company recorded $160,000 for stock-based compensation payable related to 166,667 shares of common stock due to Mr. Alvaro Valencia, CEO and director of the Company, valued at the closing price of $0.96 per share of common stock as of September 30, 2010.

On October 5, 2010, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 595,238 units valued at $0.84 per unit for an aggregate purchase price of $500,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.26 per share for a period of three years.

On January 25, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 449,438 units valued at $0.89 per unit for an aggregate purchase price of $400,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.34 per share for a period of three years.

On February 23, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 510,204 units valued at $0.98 per unit for an aggregate purchase price of $500,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.47 per share for a period of three years.

On April 5, 2011, the Company issued 417,205 shares to settle the debt to equity conversion agreement entered into during the prior year, as a means of settling an outstanding loan and interest amount of $208,603. The fair value of the shares was $446,410, of which $237,807 was recognized as a loss on debt settlement in the statement of operations in the prior year.

On April 5, 2011, the Company issued a total of 500,000 shares to Mr. Alvaro Valencia, CEO and Director of the Company, as per his Independent Consulting Agreement. These shares were previously recorded as a stock payable.

On August 9, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 2,727,273 units valued at $0.22 per unit for an aggregate purchase price of $600,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $0.33 per share for a period of three years. The shares for this Private Placement were not issued by September 30, 2011 and, as such, the $600,000 proceeds were recorded as stock payable on the balance sheet.

The following is a summary of the common stock warrants granted, forfeited or expired and exercised.

	Warrants	Weighted Average Exercise Price Per Shares
Outstanding – October 1, 2010	0	$0.00
Granted	4,282,153	$0.70
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2011	4,282,153	$0.70

As of September 30, 2011, the Company has the following warrants to purchase common stock outstanding:

Number of Warrants Issued	Warrant Exercise Price Per Share	Warrant Expiration Date
595,238	$1.26	October 5, 2013
449,438	$1.34	January 25, 2014
510,204	$1.47	February 23, 2014
2,727,273	$0.33	August 9, 2014
4,282,153

INCOME TAXES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 7 – INCOME TAXES

As of September 30, 2011, the Company had net operating loss carry forwards of $1,158,146 that may be available to reduce future years’ taxable income through 2029 to 2031. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carryforwards.

Components of net deferred tax assets, including a valuation allowance, are as follows at September 30, 2011 and 2010:

Deferred tax assets:	2011	2010
Net operating loss carryforward	$1,158,146	$226,869

Total deferred tax assets	$405,351	$79,404
Less: Valuation allowance	(405,351)	(79,404)
Net deferred tax assets	$—	$—

The valuation allowance for deferred tax assets as of September, 2011 was $405,351. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of September 30, 2011.

Reconciliation between the statutory rate and the effective tax rate is as follows at September 30, 2011 and 2010:

	2011	2010
Federal statutory tax rate	(35.0)%	(35.0)%
Stock-based compensation	12.0%	7.0%
Interest accretion	6.0%	9.0%
Loss on extinguishment	0%	10.0%
Valuation allowance	17.0%	9.0%
	—%	—%

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

On December 12, 2011, the Company issued 2,727,273 shares of common stock to Black Sands Holdings, Inc. to settle a Private Placement Subscription Agreement entered on August 9, 2011.  These shares were recorded as stock payable on September 30, 2011.

Additionally, on December 12, 2011, the Company issued 750,000 shares of common stock to Mr. Alvaro J. Valencia, CEO and Director of the Company, in accordance with his Independent Consultant Agreement.  Of these shares, 500,000 were recorded as stock payable on September 30, 2011 and 250,000 were fully vested on October 31, 2011.